  [LOGO]       INVESTING

               FOR THE

EATON VANCE    21ST
------------
MUTUAL FUNDS   CENTURY-Registered Trademark-









SEMIANNUAL REPORT FEBRUARY 28, 1999

[PHOTO] - Doctors


                                    EATON VANCE

                                     WORLDWIDE

                                       HEALTH

                                   SCIENCES FUND




                       GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION



[PHOTO] - Medical Research

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------

[PHOTO]

Samuel D. Isaly
Portfolio Manager

- During the six months ended February 28, 1999, health sciences stocks had a strong showing overall. Small-capitalization biotech stocks in particular had a good second half, thanks to positive earnings news and a number of merger announcements. Larger-cap stocks, such as the pharmaceutical group, were boosted by the general momentum of the stock market in the same six-month period.

- The pharmaceutical industry benefited from an improved regulatory environment: FDA approvals for new products have been quicker, and the number of approved drugs has grown. Furthermore, recent merger and acquisition deals have been positive developments for drug companies.

- Breakthroughs in biomedical science have given rise to some promising new drugs. Major recent accomplishments include a series of AIDS therapeutics and the first anti-arthritis treatments in over a decade.

The Fund
--------------------------------------------------------------------------------
     The Past Six Months

- During the six months ended February 28, 1999, the Fund's Class A shares had a total return of 39.4%. This return was the result of an increase in net asset value (NAV) to $16.81 on February 28, 1999 from $12.55 on August 31, 1998, and the reinvestment of $0.672 per share in capital gains distributions.(1)

- The Fund's Class B shares had a total return of 38.9% during the period, the result of an increase in NAV to $12.88 from $9.76, and the reinvestment of $0.672 per share in capital gains distributions.(1)

- The Fund's Class C shares had a total return of 38.9% during the period, the result of an increase in NAV to $11.07 from $8.46, and the reinvestment of $0.672 per share in capital gains distributions.(1)

     Management Discussion

- To seek its objective of long-term capital growth, Worldwide Health Sciences Portfolio invests in domestic and foreign health science companies, including those in the pharmaceutical and biotechnology sectors.

- The Portfolio's overall returns for calendar year 1998 were characterized by tremendous volatility: a first-half bust followed by a second-half boom. The strong rally in both the small-cap biotech and larger pharmaceutical sectors in the last four months of 1998, into January 1999, ensured the Portfolio's outstanding performance.

- Sanofi SA, the Portfolio's largest holding, is a French company that manufactures pharmaceutical and beauty products for a worldwide market. Currently, the company has about 30 drug compounds in development for the treatment of cardiovascular and central nervous system disorders, osteoporosis, and cancer. Sanofi SA recently announced a merger with Synthelabo, a subsidiary of L'Oreal.

- Another key stock in the Portfolio, Roche Holding AG, is a Swiss pharmaceutical maker known for such products as Valium and Aleve. The company's latest product, Xenical, is a weight-reduction medicine that works by blocking the absorption of fat in the gastrointestinal system. Management is enthusiastic about the blockbuster potential of this new drug.

- One of the few profitable U.S. biotechnology companies, Centocor, Inc., remained a core holding of the Portfolio. Earnings per share more than tripled in the fourth quarter on sales of ReoPro, a cardiac drug supported by the marketing strength of Eli Lilly & Co.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF FEBRUARY 28, 1999

PERFORMANCE(2)                                     Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            11.1%     10.4%     10.4%
Five Years                                          18.7       N.A.      N.A.
Ten Years                                           20.1       N.A.      N.A.
Life of Fund+                                       16.7      13.4      15.0

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             4.7%      5.4%      9.4%
Five Years                                          17.3       N.A.      N.A.
Ten Years                                           19.4       N.A.      N.A.
Life of Fund+                                       16.2      12.0      15.0

+Inception Dates - Class A: 7/26/85; Class B: 9/23/96; Class C: 1/5/98

TEN LARGEST HOLDINGS(3) By total net assets
-----------------------------------------------------------
Sanofi SA                                            6.3%
Roche Holding AG                                     5.3
Centocor, Inc.                                       4.8
Monsanto Co.                                         4.7
Altana                                               4.5
Merck & Co, Inc.                                     4.2
Pharmacia & Upjohn, Inc.                             4.2
Genzyme Corp.                                        4.1
Ares-Sorono                                          4.0
Warner-Lambert Co.                                   3.9

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (3) As of 2/28/99. Ten largest equity holdings accounted for 46.0% of the Portfolio's net assets. Holdings are subject to change.
     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
-------------------------------------------------------
Investment in Worldwide Health Sciences
   Portfolio, at value
   (identified cost, $163,755,168)        $ 192,668,627
Receivable for Fund shares sold                 214,958
Other receivables                                66,068
Deferred organization expenses                   22,150
-------------------------------------------------------
TOTAL ASSETS                              $ 192,971,803
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     561,965
Payable to affiliate for Trustees' fees              24
Other accrued expenses                           65,270
-------------------------------------------------------
TOTAL LIABILITIES                         $     627,259
-------------------------------------------------------
NET ASSETS                                $ 192,344,544
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 153,519,980
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                 11,360,421
Accumulated net investment loss              (1,449,316)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          28,913,459
-------------------------------------------------------
TOTAL                                     $ 192,344,544
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $  86,499,469
SHARES OUTSTANDING                            5,146,977
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       16.81
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $16.81)       $       17.84
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $ 101,283,360
SHARES OUTSTANDING                            7,866,665
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       12.88
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $   4,561,715
SHARES OUTSTANDING                              412,258
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       11.07
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $17,746)        $    289,326
Expenses allocated from Portfolio             (814,526)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (525,200)
------------------------------------------------------
Expenses
------------------------------------------------------
Management fee                            $    225,432
Distribution and service fees
   Class A                                     106,143
   Class B                                     396,040
   Class C                                      16,242
Transfer and dividend disbursing agent
   fees                                        104,407
Registration fees                               38,889
Printing and postage                            15,165
Custodian fee                                   11,545
Legal and accounting services                    8,582
Amortization of organization expenses            3,931
Miscellaneous                                    9,285
------------------------------------------------------
TOTAL EXPENSES                            $    935,661
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     11,545
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     11,545
------------------------------------------------------

NET EXPENSES                              $    924,116
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,449,316)
------------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 13,134,915
   Foreign currency transactions                (8,332)
------------------------------------------------------
NET REALIZED GAIN                         $ 13,126,583
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $ 44,189,971
   Foreign currency                            (18,288)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 44,171,683
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 57,298,266
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 55,848,950
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment loss                       $    (1,449,316)    $   (2,700,746)
   Net realized gain                              13,126,583          9,768,017
   Net change in unrealized appreciation
      (depreciation)                              44,171,683        (37,261,834)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    55,848,950     $  (30,194,563)
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                                $    (3,621,392)    $           --
      Class B                                     (5,012,375)                --
      Class C                                       (197,322)                --
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $    (8,831,089)    $           --
-------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                                $    13,356,023     $   30,859,412
      Class B                                      7,140,350         45,190,521
      Class C                                      2,055,331          2,603,075
   Issued in reorganization of EV
      Marathon Worldwide Health Sciences
      Fund
      Class B                                             --         64,663,847
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      3,420,152                 --
      Class B                                      4,719,360                 --
      Class C                                        193,239                 --
   Cost of shares redeemed
      Class A                                    (19,836,195)       (39,199,899)
      Class B                                     (9,381,464)       (18,157,011)
      Class C                                       (187,146)          (267,568)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $     1,479,650     $   85,692,377
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $    48,497,511     $   55,497,814
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999    YEAR ENDED
Net Assets                                (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
At beginning of period                       $   143,847,033     $   88,349,219
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   192,344,544     $  143,847,033
-------------------------------------------------------------------------------

Accumulated
net investment loss
included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                             $    (1,449,316)    $           --
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                   SIX MONTHS ENDED
                                   FEBRUARY 28, 1999
                                          (UNAUDITED)(1)
                              --------------------------------------
                                CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------
Net asset value -- Beginning
   of period                  $12.550      $ 9.760      $ 8.460
--------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------
Net investment loss           $(0.101)     $(0.114)     $(0.107)
Net realized and unrealized
   gain (loss)                  5.033        3.906        3.389
--------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                 $ 4.932      $ 3.792      $ 3.282
--------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------
From net realized gain        $(0.672)     $(0.672)     $(0.672)
--------------------------------------------------------------------
TOTAL DISTRIBUTIONS           $(0.672)     $(0.672)     $(0.672)
--------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                     $16.810      $12.880      $11.070
--------------------------------------------------------------------

TOTAL RETURN(3)                 39.35%       38.91%       38.87%
--------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------
Net assets, end of period
   (000's omitted)            $86,499      $101,283     $ 4,562
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)               1.67%(5)     2.25%(5)     2.38%(5)
   Net expenses after
      custodian fee
      reduction(4)(6)            1.59%(5)     2.17%(5)     2.30%(5)
   Net investment loss          (1.27)%(5)   (1.85)%(5)   (2.00)%(5)
Portfolio Turnover(7)              --           --           --
--------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of
   expenses to the Manager/Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)
   Expenses after custodian
      fee reduction(4)(6)
   Net investment loss
Net investment loss per share
--------------------------------------------------------------------

                                                          YEAR ENDED AUGUST 31,

                                             1998                  1997      1996      1995         1994
                              ---------------------------------- --------- --------- ---------   -----------
                                CLASS A    CLASS B   CLASS C(2)   CLASS A   CLASS A   CLASS A      CLASS A
------------------------------
Net asset value -- Beginning
   of period                  $14.930     $11.680   $10.000      $13.540   $11.710   $ 9.150       $  9.640
------------------------------
Income (loss) from operations
------------------------------
Net investment loss           $(0.209)    $(0.204)  $(0.076)     $(0.133)  $(0.230)  $(0.170)      $ (0.160)
Net realized and unrealized
   gain (loss)                 (2.171)     (1.716)   (1.464)       1.818     3.460     3.410          0.430
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                 $(2.380)    $(1.920)  $(1.540)     $ 1.685   $ 3.230   $ 3.240       $  0.270
------------------------------
Less distributions
------------------------------
From net realized gain        $    --     $    --   $    --      $(0.295)  $(1.400)  $(0.680)      $ (0.760)
------------------------------
TOTAL DISTRIBUTIONS           $    --     $    --   $    --      $(0.295)  $(1.400)  $(0.680)      $ (0.760)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                     $12.550     $ 9.760   $ 8.460      $14.930   $13.540   $11.710       $  9.150
------------------------------
TOTAL RETURN(3)                (15.94)%    (16.44)%  (15.40)%      17.67%    31.04%    38.13%          2.69%
------------------------------
Ratios/Supplemental Data+
------------------------------
Net assets, end of period
   (000's omitted)            $66,831     $75,111   $ 1,905      $88,349   $55,016   $17,690       $ 13,231
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)               1.83%       2.43%     2.67%(5)     2.07%     2.21%     2.44%          2.50%
   Net expenses after
      custodian fee
      reduction(4)(6)            1.69%       2.29%     2.53%(5)     2.00%       --        --             --
   Net investment loss          (1.21)%     (1.80)%   (1.84)%(5)   (1.60)%   (1.81)%   (1.80)%        (1.65)%
Portfolio Turnover(7)              --          --        --           --        66%       45%            49%
------------------------------
+ The operating expenses of th
   reduction of the investment
   expenses to the Manager/Adm
   not been taken, the ratios
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                      2.29%       --        --           2.67%
   Expenses after custodian
      fee reduction(4)(6)                                           2.22%       --        --             --
   Net investment loss                                             (1.82)%      --        --          (1.82)%
Net investment loss per share                                    $(0.151)       --        --             --
------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(5)  Annualized.
(6) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(7) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified, open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.8% at February 28, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carry forwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1999, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets and amounted to $225,432. EVM has agreed that through August 31, 1999, if the annual aggregate expenses of the Class A shares (excluding extraordinary expenses) exceed 2.00% of average daily net assets, then EVM will reduce its fees and take other actions to the extent required to reduce the expenses. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $17,873 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 1999.

   Certain officers and Trustees of the Fund and the Portfolio are officers and Trustees of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
--------------------------------------------------------------------------------
Sales                                               841,521            1,974,814
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        205,562                   --
Redemptions                                      (1,223,411)          (2,569,073)
--------------------------------------------------------------------------------
NET DECREASE                                       (176,328)            (594,259)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
--------------------------------------------------------------------------------
Sales                                               566,144            3,723,160
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        369,807                   --
Redemptions                                        (767,180)          (1,561,658)
Issued to EV Marathon Worldwide Health
 Sciences Fund shareholders                              --            5,536,392
--------------------------------------------------------------------------------
NET INCREASE                                        168,771            7,697,894
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   PERIOD ENDED
CLASS C                                   (UNAUDITED)         AUGUST 31, 1998(1)
--------------------------------------------------------------------------------
Sales                                               188,243              251,792
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                         17,615                   --
Redemptions                                         (18,772)             (26,620)
--------------------------------------------------------------------------------
NET INCREASE                                        187,086              225,172
--------------------------------------------------------------------------------

(1) For the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Distribution Plans
-------------------------------------------
   Each Class of the Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares will pay a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares. EVD may pay up to the entire amount of the Class A distribution fee to Authorized Firms for providing personal services to shareholders. For the six months ended February 28, 1999, the Class A shares paid or accrued $106,143 payable to EVD. The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each class. Each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $353,040 and $12,202 for Class B and Class C shares, respectively, payable to EVD for the six months ended February 28, 1999, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At February 28, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,782,000 and $269,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Class B and Class C shares to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing Class B shares to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the average daily net assets attributable to Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1999 amounted to $43,000 and $4,040 for Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended February 28, 1999, EVD received approximately $230,000 and $2,500 of CDSC paid by shareholders for Class B and Class C shares, respectively.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 1999 aggregated $30,990,253 and $39,504,280, respectively.

8 Transfer of Net Assets
-------------------------------------------
   On September 1, 1997, EV Traditional Worldwide Health Sciences Fund, Inc. acquired the net assets of EV Marathon Worldwide Health Sciences Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 5,536,392 Class B shares with an aggregate value of $64,663,847 (including unrealized appreciation of $3,351,226) and a net asset value per share of $11.68. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of the Fund were $153,013,066, with net asset values of $14.93 and $11.68 for Class A shares and Class B shares respectively.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS AND WARRANTS -- 94.20%

                                                                     PERCENTAGE OF
SECURITY                                  SHARES     VALUE           NET ASSETS
----------------------------------------------------------------------------------
Major Capitalization - Europe -- 20.00%
----------------------------------------------------------------------------------
Altana                                     135,000   $   8,633,272         4.47%
Ares-Serono                                  4,700       7,751,708         4.01%
Roche Holding AG                               800      10,130,425         5.25%
Sanofi SA                                   68,700      12,100,655         6.27%
----------------------------------------------------------------------------------
                                                     $  38,616,060        20.00%
----------------------------------------------------------------------------------
Major Capitalization - Far East -- 10.51%
----------------------------------------------------------------------------------
Banyu Pharmaceutical Co.                   400,000   $   6,401,482         3.32%
Eisai Co., Ltd.                            400,000       7,475,691         3.87%
Fujisawa Pharmaceutical                    500,000       6,414,951         3.32%
----------------------------------------------------------------------------------
                                                     $  20,292,124        10.51%
----------------------------------------------------------------------------------
Major Capitalization - North America -- 35.75%
----------------------------------------------------------------------------------
Biochem Pharma, Inc.(1)                    211,000   $   5,182,688         2.69%
Centocor, Inc.(1)                          225,000       9,351,563         4.84%
Genentech, Inc.(1)                          75,000       5,985,938         3.10%
Genzyme Corp.(1)                           175,000       7,875,000         4.08%
Lilly (Eli) & Co.                           80,000       7,575,000         3.92%
Merck & Co., Inc.                          100,000       8,175,000         4.23%
Monsanto Co.                               200,000       9,112,500         4.72%
Pharmacia & Upjohn, Inc.                   150,000       8,175,000         4.23%
Warner-Lambert Co.                         110,000       7,596,875         3.94%
----------------------------------------------------------------------------------
                                                     $  69,029,564        35.75%
----------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 3.22%
----------------------------------------------------------------------------------
Cambridge Antibody Technology, Ltd.(1)     521,040   $   2,002,669         1.04%
Cambridge Antibody Technology, Ltd.
Warrants(1)(2)(3)                           15,500           2,831         0.00%
Swiss Serum Institute                          328       4,215,720         2.18%
----------------------------------------------------------------------------------
                                                     $   6,221,220         3.22%
----------------------------------------------------------------------------------
Specialty Capitalization - Far East -- 4.18%
----------------------------------------------------------------------------------
Rohto Pharmaceutical                       500,000   $   3,619,986         1.88%
Teikoku Hormone Manufacturing              550,000       4,449,636         2.30%
----------------------------------------------------------------------------------
                                                     $   8,069,622         4.18%
----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 20.54%
----------------------------------------------------------------------------------
Abgenix, Inc.(1)                            43,000   $     688,000         0.35%
Agouron Pharmaceuticals, Inc.(1)            35,000       1,997,188         1.03%
Alexion Pharmaceuticals, Inc.(1)           270,000   $   3,138,750         1.62%
                                                                     PERCENTAGE OF
SECURITY                                  SHARES     VALUE           NET ASSETS
----------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
----------------------------------------------------------------------------------
Aviron(1)                                  125,000       2,679,688         1.39%
Bio-Technology General Corp.(1)            400,000       2,487,520         1.29%
Gilead Sciences, Inc.(1)                   153,500       6,331,875         3.28%
Incyte Pharmaceuticals, Inc.(1)            200,000       5,612,500         2.91%
Pharmacopeia, Inc.(1)                      270,000       2,565,000         1.33%
Premier Research Worldwide(1)              235,000       1,233,750         0.64%
SangStat Medical Corp.(1)                  225,000       5,034,375         2.61%
Triangle Pharmaceuticals, Inc.(1)          200,000       2,600,000         1.35%
Vertex Pharmaceuticals, Inc.(1)            225,000       5,287,500         2.74%
----------------------------------------------------------------------------------
                                                     $  39,656,146        20.54%
----------------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $155,890,303)                    $ 181,884,736
----------------------------------------------------------------------------------
PREFERRED STOCKS -- 6.73%

                                                                     PERCENTAGE OF
SECURITY                                  SHARES     VALUE           NET ASSETS
----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 6.73%
----------------------------------------------------------------------------------
Abgenix, Inc.(1)(2)                        276,923   $   4,430,768         2.29%
Arena Pharmaceuticals(1)(2)(3)             354,994       1,238,929         0.64%
Intrabiotics Pharm, Inc.(1)(2)(3)          333,334       1,000,002         0.52%
Net Genics, Inc. Convertible, Series D,
Preferred R(1)(2)(3)                       250,000         500,000         0.26%
Ontogeny, Inc.(1)(2)(3)                    600,000       1,830,000         0.95%
Orchid Biocomputer, Inc.(1)(2)(3)          180,180       1,999,998         1.03%
Tularik, Inc.(1)(2)(3)                     200,000       2,000,000         1.04%
----------------------------------------------------------------------------------
                                                     $  12,999,697         6.73%
----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,038,929)                     $  12,999,697
----------------------------------------------------------------------------------
Total Investments
   (identified cost $165,929,232)                    $ 194,884,433       100.93%
----------------------------------------------------------------------------------
Other Assets, Less Liabilities                       $  (1,803,662)       (0.93)%
----------------------------------------------------------------------------------
Net Assets                                           $ 193,080,771       100.00%
----------------------------------------------------------------------------------

(1)  Non-income producing security.
(2)  Restricted security.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $165,929,232)                          $ 194,884,433
Cash                                          1,726,197
Foreign currency, at value (identified
   cost, $1,684,056)                          1,678,088
Receivable for investments sold               1,248,951
Dividends receivable                             46,400
Deferred organization expenses                    7,033
-------------------------------------------------------
TOTAL ASSETS                              $ 199,591,102
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   6,507,412
Payable to affiliate for Trustees' fees              56
Other accrued expenses                            2,863
-------------------------------------------------------
TOTAL LIABILITIES                         $   6,510,331
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 193,080,771
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 164,140,982
Net unrealized appreciation (computed on
   the basis of identified cost)             28,939,789
-------------------------------------------------------
TOTAL                                     $ 193,080,771
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $17,777)                               $    289,860
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    289,860
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    563,283
Administration fee                             228,725
Custodian fee                                   62,157
Legal and accounting services                    8,918
Amortization of organization expenses            1,191
Miscellaneous                                   12,662
------------------------------------------------------
TOTAL EXPENSES                            $    876,936
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     60,892
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     60,892
------------------------------------------------------

NET EXPENSES                              $    816,044
------------------------------------------------------

NET INVESTMENT LOSS                       $   (526,184)
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 13,160,446
   Foreign currency transactions                (8,930)
------------------------------------------------------
NET REALIZED GAIN                         $ 13,151,516
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 44,264,864
   Foreign currency                            (15,412)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 44,249,452
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 57,400,968
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 56,874,784
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment loss                       $      (526,184)    $     (887,400)
   Net realized gain                              13,151,516          9,778,649
   Net change in unrealized appreciation
      (depreciation)                              44,249,452        (37,330,872)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    56,874,784     $  (28,439,623)
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    31,097,579     $   79,343,537
   Withdrawals                                   (39,553,757)       (58,958,737)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $    (8,456,178)    $   20,384,800
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $    48,418,606     $   (8,054,823)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $   144,662,165     $  152,716,988
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   193,080,771     $  144,662,165
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA (EXPRESSED IN UNITED STATES DOLLARS)

     SIX MONTHS ENDED        YEAR ENDED AUGUST 31,
     FEBRUARY 28, 1999       ---------------------
     (UNAUDITED)               1998        1997
  ------------------------------------------------
  Ratios to average daily
  net assets
  ------------------------------------------------
  Expenses            0.96%(1)     1.06%     1.25%
  Expenses
     after
     custodian
     fee
     reduction            0.89%(1)     0.92%     1.18%
  Net
  investment
     loss           (0.57)%(1)    (0.49)%    (0.81)%
  Portfolio
   Turnover              28%       34%         14%
  ------------------------------------------------
  NET
  ASSETS,
     END
     OF
   PERIOD
   (000'S
   OMITTED)        $193,081  $144,662    $152,717
  ------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Portfolio is informed of the dividend.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. ("OrbiMed") serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. In addition, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 1999, the fee was equivalent to 0.61% (annualized) of the Portfolio's average daily net assets and amounted to $563,283.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999, the administration fee was 0.25% (annualized) of average net assets and amounted to $228,725.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are also officers or directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $49,465,128 and $56,464,480, respectively, for the six months ended February 28, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/(depreciation) in value of the investments owned at February 28, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 165,929,232
-------------------------------------------------------
Gross unrealized appreciation             $  38,480,632
Gross unrealized depreciation                (9,525,431)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  28,955,201
-------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.
6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios and funds solely to facilitate the handling of unusual and/ or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.
7 Restricted Securities
-------------------------------------------
   At February 28, 1999, the Portfolio owned the following securities (representing 6.74% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                          DATE OF
DESCRIPTION                               ACQUISITION  SHARES     COST           FAIR VALUE
---------------------------------------------------------------------------------------------
PREFERRED STOCKS
---------------------------------------------------------------------------------------------
Abgenix, Inc.                               12/18/97    276,923   $  1,800,000   $  4,430,768
Arena Pharmaceuticals                        1/28/99    354,994      1,238,929      1,238,929
Intrabiotics Pharm, Inc.                    11/24/98    333,339      1,000,002      1,000,002
Net Genics, Inc. Convertible, Series D,
 Preferred R                                 3/20/98    250,000        500,000        500,000
Ontogeny, Inc.                               3/13/97    600,000      1,500,000      1,830,000
Orchid Biocomputer, Inc.                    12/19/97    180,180      1,999,998      1,999,998
Tularik, Inc.                               10/14/96    200,000      2,000,000      2,000,000
---------------------------------------------------------------------------------------------
                                                                  $ 10,038,929   $ 13,001,697
---------------------------------------------------------------------------------------------
WARRANTS
---------------------------------------------------------------------------------------------
Cambridge Antibody Technology, Ltd.         08/28/96     15,500   $     31,000   $      2,831
---------------------------------------------------------------------------------------------
                                                                  $     31,000   $      2,831
---------------------------------------------------------------------------------------------

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 1999

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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
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

SPONSOR AND MANAGER OF EATON VANCE WORLDWIDE
HEALTH SCIENCES FUND & ADMINISTRATOR OF
WORLDWIDE HEALTH SCIENCES PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

ADVISOR OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
Orbimed Advisors, Inc.
767 3rd Avenue
New York, NY 10017

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
First Data Invesor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122













EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
24 FEDERAL STREET
BOSTON, MA 02110







--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
2-2147-4/99                                                          HSSRC-4/99